UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21504
                                                     ---------

                 Advent/Claymore Enhanced Growth & Income Fund
                 ---------------------------------------------
               (Exact name of registrant as specified in charter)

                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
              (Address of principal executive offices) (Zip code)

                                 Edward C. Delk
                                 --------------
                         888 Seventh Avenue, 31st Floor
                         ------------------------------
                               New York, NY 10019
                               ------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-482-1600
                                                            ------------

                      Date of fiscal year end: October 31
                                               ----------

             Date of reporting period: July 1, 2017 - June 30, 2018
                                       ----------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21504
Reporting Period: 07/01/2017 - 06/30/2018
ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND









================ ADVENT/CLAYMORE ENHANCED GROWTH & INCOME FUND =================


AMGEN INC.

Ticker:       AMGN           Security ID:  031162100
Meeting Date: MAY 22, 2018   Meeting Type: Annual
Record Date:  MAR 23, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Dr. Wanda M.      F         F            Management
      Austin
1b.   Election of Director: Mr. Robert A.     F         F            Management
      Bradway
1c.   Election of Director: Dr. Brian J.      F         F            Management
      Druker
1d.   Election of Director: Mr. Robert A.     F         F            Management
      Eckert
1e.   Election of Director: Mr. Greg C.       F         F            Management
      Garland
1f.   Election of Director: Mr. Fred Hassan   F         F            Management
1g.   Election of Director: Dr. Rebecca M.    F         F            Management
      Henderson
1h.   Election of Director: Mr. Frank C.      F         F            Management
      Herringer
1i.   Election of Director: Mr. Charles M.    F         F            Management
      Holley, Jr.
1j.   Election of Director: Dr. Tyler Jacks   F         F            Management
1k.   Election of Director: Ms. Ellen J.      F         F            Management
      Kullman
1l.   Election of Director: Dr. Ronald D.     F         F            Management
      Sugar
1m.   Election of Director: Dr. R. Sanders    F         F            Management
      Williams
2.    Advisory vote to approve our executive  F         F            Management
      compensation.
3.    To ratify the selection of Ernst &      F         F            Management
      Young LLP as our independent
      registered public accountants for the
      fiscal year ending December 31, 2018.
4.    Stockholder proposal for an annual      N         N            Shareholder
      report on the extent to which risks
      related to public concern over drug
      pricing strategies are integrated into
      our executive incentive compensation.


--------------------------------------------------------------------------------

BUNGE LIMITED

Ticker:       BG             Security ID:  G16962105
Meeting Date: MAY 24, 2018   Meeting Type: Annual
Record Date:  MAR 29, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Ernest G.         F         F            Management
      Bachrach
1b.   Election of Director: Vinita Bali       F         F            Management
1c.   Election of Director: Enrique H.        F         F            Management
      Boilini
1d.   Election of Director: Carol M. Browner  F         F            Management
1e.   Election of Director: Paul Cornet de    F         F            Management
      Ways-Ruart
1f.   Election of Director: Andrew Ferrier    F         F            Management
1g.   Election of Director: Kathleen Hyle     F         F            Management
1h.   Election of Director: L. Patrick Lupo   F         F            Management
1i.   Election of Director: John E. McGlade   F         F            Management
1j.   Election of Director: Soren Schroder    F         F            Management
2.    To appoint Deloitte & Touche LLP as     F         F            Management
      Bunge Limited's independent auditors
      for the fiscal year ending December
      31, 2018 and to authorize the audit
      committee of the Board of Directors to
      determine the independent auditors'
      fees
3.    Advisory vote to approve executive      F         F            Management
      compensation.


--------------------------------------------------------------------------------

CATERPILLAR INC.

Ticker:       CAT            Security ID:  149123101
Meeting Date: JUN 13, 2018   Meeting Type: Annual
Record Date:  APR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Kelly A. Ayotte   F         F            Management
1b.   Election of Director: David L. Calhoun  F         F            Management
1c.   Election of Director: Daniel M.         F         F            Management
      Dickinson
1d.   Election of Director: Juan Gallardo     F         F            Management
1e.   Election of Director: Dennis A.         F         F            Management
      Muilenburg
1f.   Election of Director: William A. Osborn F         F            Management
1g.   Election of Director: Debra L. Reed     F         F            Management
1h.   Election of Director: Edward B. Rust,   F         F            Management
      Jr.
1i.   Election of Director: Susan C. Schwab   F         F            Management
1j.   Election of Director: D. James Umpleby  F         F            Management
      III
1k.   Election of Director: Miles D. White    F         F            Management
1l.   Election of Director: Rayford Wilkins,  F         F            Management
      Jr.
2.    Ratify the appointment of independent   F         F            Management
      registered public accounting firm for
      2018.
3.    Advisory vote to approve executive      F         F            Management
      compensation.
4.    Shareholder Proposal - Decrease         N         N            Shareholder
      percent of ownership required to call
      special shareholder meeting.
5.    Shareholder Proposal - Amend the        N         N            Shareholder
      Company's compensation clawback policy.
6.    Shareholder Proposal - Require human    N         N            Shareholder
      rights qualifications for director
      nominees.


--------------------------------------------------------------------------------

CUMMINS INC.

Ticker:       CMI            Security ID:  231021106
Meeting Date: MAY 08, 2018   Meeting Type: Annual
Record Date:  MAR 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1)    Election of Director: N. Thomas         F         F            Management
      Linebarger
2)    Election of Director: Richard J.        F         F            Management
      Freeland
3)    Election of Director: Robert J.         F         F            Management
      Bernhard
4)    Election of Director: Dr. Franklin R.   F         F            Management
      Chang Diaz
5)    Election of Director: Bruno V. Di Leo   F         F            Management
      Allen
6)    Election of Director: Stephen B. Dobbs  F         F            Management
7)    Election of Director: Robert K. Herdman F         F            Management
8)    Election of Director: Alexis M. Herman  F         F            Management
9)    Election of Director: Thomas J. Lynch   F         F            Management
10)   Election of Director: William I. Miller F         F            Management
11)   Election of Director: Georgia R. Nelson F         F            Management
12)   Election of Director: Karen H. Quintos  F         F            Management
13)   Advisory vote to approve the            F         F            Management
      compensation of our named executive
      officers as disclosed in the proxy
      statement.
14)   Proposal to ratify the appointment of   F         F            Management
      PricewaterhouseCoopers LLP as our
      auditors for 2018.
15)   Proposal to approve an amendment to     F         F            Management
      our articles of incorporation to allow
      shareholders to unilaterally amend our
      by-laws.
16)   The shareholder proposal regarding the  N         N            Shareholder
      threshold for shareholders to call
      special shareholder meetings.


--------------------------------------------------------------------------------

CVS HEALTH CORPORATION

Ticker:       CVS            Security ID:  126650100
Meeting Date: MAR 13, 2018   Meeting Type: Special
Record Date:  FEB 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Stock Issuance Proposal: To approve     F         F            Management
      the issuance of shares of CVS Health
      Corporation common stock to
      shareholders of Aetna Inc. in the
      merger between Aetna Inc. and Hudson
      Merger Sub Corp., a wholly-owned
      subsidiary of CVS Health Corporation,
      pursuant to
2.    Adjournment Proposal: To approve the    F         F            Management
      adjournment from time to time of the
      special meeting of stockholders of CVS
      Health Corporation if necessary to
      solicit additional proxies if there
      are not sufficient votes at the time
      of the special meeting, or any adj


--------------------------------------------------------------------------------

DOMINION ENERGY, INC.

Ticker:       D              Security ID:  25746U109
Meeting Date: MAY 09, 2018   Meeting Type: Annual
Record Date:  MAR 02, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: William P. Barr   F         F            Management
1b.   Election of Director: Helen E. Dragas   F         F            Management
1c.   Election of Director: James O. Ellis,   F         F            Management
      Jr.
1d.   Election of Director: Thomas F.         F         F            Management
      Farrell, II
1e.   Election of Director: John W. Harris    F         F            Management
1f.   Election of Director: Ronald W. Jibson  F         F            Management
1g.   Election of Director: Mark J. Kington   F         F            Management
1h.   Election of Director: Joseph M. Rigby   F         F            Management
1i.   Election of Director: Pamela J. Royal,  F         F            Management
      M.D.
1j.   Election of Director: Robert H.         F         F            Management
      Spilman, Jr.
1k.   Election of Director: Susan N. Story    F         F            Management
1l.   Election of Director: Michael E.        F         F            Management
      Szymanczyk
2.    Ratification of Appointment of          F         F            Management
      Independent Auditor for 2018.
3.    Advisory Vote on Approval of Executive  F         F            Management
      Compensation [Say on Pay].
4.    Shareholder Proposal Regarding a        N         N            Shareholder
      Report on Methane Emissions.
5.    Shareholder Proposal Regarding          N         N            Shareholder
      Shareholder Right to Act by Written
      Consent.


--------------------------------------------------------------------------------

FORD MOTOR COMPANY

Ticker:       F              Security ID:  345370860
Meeting Date: MAY 10, 2018   Meeting Type: Annual
Record Date:  MAR 14, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Stephen G. Butler F         F            Management
1b.   Election of Director: Kimberly A.       F         F            Management
      Casiano
1c.   Election of Director: Anthony F.        F         F            Management
      Earley, Jr.
1d.   Election of Director: Edsel B. Ford II  F         F            Management
1e.   Election of Director: William Clay      F         F            Management
      Ford, Jr.
1f.   Election of Director: James P. Hackett  F         F            Management
1g.   Election of Director: William W.        F         F            Management
      Helman IV
1h.   Election of Director: William E.        F         F            Management
      Kennard
1i.   Election of Director: John C.           F         F            Management
      Lechleiter
1j.   Election of Director: Ellen R. Marram   F         F            Management
1k.   Election of Director: John L. Thornton  F         F            Management
1l.   Election of Director: John B. Veihmeyer F         F            Management
1m.   Election of Director: Lynn M. Vojvodich F         F            Management
1n.   Election of Director: John S. Weinberg  F         F            Management
2.    Ratification of Independent Registered  F         F            Management
      Public Accounting Firm.
3.    Say-on-Pay - An Advisory Vote to        F         F            Management
      Approve the Compensation of the Named
      Executives.
4.    Approval of the 2018 Long-Term          F         F            Management
      Incentive Plan.
5.    Relating to Consideration of a          N         N            Shareholder
      Recapitalization Plan to Provide That
      All of the Company's Outstanding Stock
      Have One Vote Per Share.
6.    Relating to Disclosure of the           N         N            Shareholder
      Company's Lobbying Activities and
      Expenditures.
7.    Relating to Report on CAFE Standards.   N         N            Shareholder
8.    Relating to Disclosure of the           N         N            Shareholder
      Company's Political Activities and
      Expenditures.


--------------------------------------------------------------------------------

GENERAL MOTORS COMPANY

Ticker:       GM             Security ID:  37045V100
Meeting Date: JUN 12, 2018   Meeting Type: Annual
Record Date:  APR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Mary T. Barra     F         F            Management
1b.   Election of Director: Linda R. Gooden   F         F            Management
1c.   Election of Director: Joseph Jimenez    F         F            Management
1d.   Election of Director: Jane L. Mendillo  F         F            Management
1e.   Election of Director: Michael G. Mullen F         F            Management
1f.   Election of Director: James J. Mulva    F         F            Management
1g.   Election of Director: Patricia F. Russo F         F            Management
1h.   Election of Director: Thomas M. Schoewe F         F            Management
1i.   Election of Director: Theodore M. Solso F         F            Management
1j.   Election of Director: Carol M.          F         F            Management
      Stephenson
1k.   Election of Director: Devin N. Wenig    F         F            Management
2.    Approval of, on an Advisory Basis,      F         F            Management
      Named Executive Officer Compensation
3.    Ratification of the Selection of Ernst  F         F            Management
      & Young LLP as GM's Independent
      Registered Public Accounting Firm for
      2018
4.    Shareholder Proposal Regarding          N         N            Shareholder
      Independent Board Chairman
5.    Shareholder Proposal Regarding          N         N            Shareholder
      Shareholder Right to Act by Written
      Consent
6.    Shareholder Proposal Regarding Report   N         N            Shareholder
      on Greenhouse Gas Emissions and CAFE
      Standards


--------------------------------------------------------------------------------

GILEAD SCIENCES, INC.

Ticker:       GILD           Security ID:  375558103
Meeting Date: MAY 09, 2018   Meeting Type: Annual
Record Date:  MAR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: John F. Cogan,    F         F            Management
      Ph.D.
1b.   Election of Director: Jacqueline K.     F         F            Management
      Barton, Ph.D.
1c.   Election of Director: Kelly A. Kramer   F         F            Management
1d.   Election of Director: Kevin E. Lofton   F         F            Management
1e.   Election of Director: John C. Martin,   F         F            Management
      Ph.D.
1f.   Election of Director: John F.           F         F            Management
      Milligan, Ph.D.
1g.   Election of Director: Richard J.        F         F            Management
      Whitley, M.D.
1h.   Election of Director: Gayle E. Wilson   F         F            Management
1i.   Election of Director: Per Wold-Olsen    F         F            Management
2.    To ratify the selection of Ernst &      F         F            Management
      Young LLP by the Audit Committee of
      the Board of Directors as the
      independent registered public
      accounting firm of Gilead for the
      fiscal year ending December 31, 2018.
3.    To approve, on an advisory basis, the   F         F            Management
      compensation of our Named Executive
      Officers as presented in the Proxy
      Statement.
4.    To vote on a stockholder proposal, if   N         N            Shareholder
      properly presented at the meeting,
      requesting that the Board adopt a
      policy that the Chairman of the Board
      of Directors be an independent
      director.
5.    To vote on a stockholder proposal, if   N         N            Shareholder
      properly presented at the meeting,
      requesting that the Board take steps
      to permit stockholder action by
      written consent.


--------------------------------------------------------------------------------

LOWE'S COMPANIES, INC.

Ticker:       LOW            Security ID:  548661107
Meeting Date: JUN 01, 2018   Meeting Type: Annual
Record Date:  MAR 23, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
1.    DIRECTOR                                F         F            Management
2.    Advisory vote to approve Lowe's named   F         F            Management
      executive officer compensation in
      fiscal 2017.
3.    Ratification of the appointment of      F         F            Management
      Deloitte & Touche LLP as Lowe's
      independent registered public
      accounting firm for fiscal 2018.
4.    Shareholder proposal to reduce the      N         N            Shareholder
      threshold to call special shareholder
      meetings to 10% of outstanding shares.


--------------------------------------------------------------------------------

LYONDELLBASELL INDUSTRIES N.V.

Ticker:       LYB            Security ID:  N53745100
Meeting Date: JUN 01, 2018   Meeting Type: Annual
Record Date:  MAY 04, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.    Adoption of the Proposed Amendments to  F         F            Management
      our Articles of Association
2a.   Election of Director: Bhavesh (Bob)     F         F            Management
      Patel (unitary Board only)
2b.   Election of Director: Robert Gwin       F         F            Management
2c.   Election of Director: Jacques Aigrain   F         F            Management
2d.   Election of Director: Lincoln Benet     F         F            Management
2e.   Election of Director: Jagjeet Bindra    F         F            Management
2f.   Election of Director: Robin Buchanan    F         F            Management
2g.   Election of Director: Stephen Cooper    F         F            Management
2h.   Election of Director: Nance Dicciani    F         F            Management
2i.   Election of Director: Claire Farley     F         F            Management
2j.   Election of Director: Isabella Goren    F         F            Management
2k.   Election of Director: Bruce Smith       F         F            Management
2l.   Election of Director: Rudy van der Meer F         F            Management
3a.   Election of director to our Management  F         F            Management
      Board: Bhavesh (Bob) Patel
3b.   Election of director to our Management  F         F            Management
      Board: Thomas Aebischer
3c.   Election of director to our Management  F         F            Management
      Board: Daniel Coombs
3d.   Election of director to our Management  F         F            Management
      Board: Jeffrey Kaplan
3e.   Election of director to our Management  F         F            Management
      Board: James Guilfoyle
4.    Adoption of Dutch Statutory Annual      F         F            Management
      Accounts for 2017
5.    Discharge from Liability of Members of  F         F            Management
      the Management Board
6.    Discharge from Liability of Members of  F         F            Management
      the Supervisory Board
7.    Appointment of PricewaterhouseCoopers   F         F            Management
      Accountants N.V. as the Auditor for
      our 2018 Dutch Statutory Annual
      Accounts
8.    Ratification of PricewaterhouseCoopers  F         F            Management
      LLP as our Independent Registered
      Public Accounting Firm for 2018
9.    Ratification and Approval of Dividends  F         F            Management
      in Respect of the 2017 Dutch Statutory
      Annual Accounts
10.   Advisory (Non-Binding) Vote Approving   F         F            Management
      Executive Compensation
11.   Authorization to Conduct Share          F         F            Management
      Repurchases
12.   Authorization of the Cancellation of    F         F            Management
      Shares
13.   Amendment and Extension of Employee     F         F            Management
      Stock Purchase Plan


--------------------------------------------------------------------------------

MERCK & CO., INC.

Ticker:       MRK            Security ID:  58933Y105
Meeting Date: MAY 22, 2018   Meeting Type: Annual
Record Date:  MAR 28, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Leslie A. Brun    F         F            Management
1b.   Election of Director: Thomas R. Cech    F         F            Management
1c.   Election of Director: Pamela J. Craig   F         F            Management
1d.   Election of Director: Kenneth C.        F         F            Management
      Frazier
1e.   Election of Director: Thomas H. Glocer  F         F            Management
1f.   Election of Director: Rochelle B.       F         F            Management
      Lazarus
1g.   Election of Director: John H.           F         F            Management
      Noseworthy
1h.   Election of Director: Paul B. Rothman   F         F            Management
1i.   Election of Director: Patricia F. Russo F         F            Management
1j.   Election of Director: Craig B. Thompson F         F            Management
1k.   Election of Director: Inge G. Thulin    F         F            Management
1l.   Election of Director: Wendell P. Weeks  F         F            Management
1m.   Election of Director: Peter C. Wendell  F         F            Management
2.    Non-binding advisory vote to approve    F         F            Management
      the compensation of our named
      executive officers.
3.    Ratification of the appointment of the  F         F            Management
      Company's independent registered
      public accounting firm for 2018.
4.    Shareholder proposal concerning         N         N            Shareholder
      shareholders' right to act by written
      consent.


--------------------------------------------------------------------------------

OCCIDENTAL PETROLEUM CORPORATION

Ticker:       OXY            Security ID:  674599105
Meeting Date: MAY 04, 2018   Meeting Type: Annual
Record Date:  MAR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Spencer Abraham   F         F            Management
1b.   Election of Director: Howard I. Atkins  F         F            Management
1c.   Election of Director: Eugene L.         F         F            Management
      Batchelder
1d.   Election of Director: John E. Feick     F         F            Management
1e.   Election of Director: Margaret M. Foran F         F            Management
1f.   Election of Director: Carlos M.         F         F            Management
      Gutierrez
1g.   Election of Director: Vicki Hollub      F         F            Management
1h.   Election of Director: William R. Klesse F         F            Management
1i.   Election of Director: Jack B. Moore     F         F            Management
1j.   Election of Director: Avedick B.        F         F            Management
      Poladian
1k.   Election of Director: Elisse B. Walter  F         F            Management
2.    Advisory Vote to Approve Named          F         F            Management
      Executive Officer Compensation
3.    Approval of the Second Amendment to     F         F            Management
      the 2015 Long- Term Incentive Plan to
      Increase the Number of Shares
      Available for Grant
4.    Ratification of Selection of KPMG as    F         F            Management
      Independent Auditor for the Fiscal
      Year Ending December 31, 2018


--------------------------------------------------------------------------------

ROYAL CARIBBEAN CRUISES LTD.

Ticker:       RCL            Security ID:  V7780T103
Meeting Date: MAY 21, 2018   Meeting Type: Annual
Record Date:  APR 18, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: John F. Brock     F         F            Management
1b.   Election of Director: Richard D. Fain   F         F            Management
1c.   Election of Director: William L. Kimsey F         F            Management
1d.   Election of Director: Maritza G.        F         F            Management
      Montiel
1e.   Election of Director: Ann S. Moore      F         F            Management
1f.   Election of Director: Eyal M. Ofer      F         F            Management
1g.   Election of Director: Thomas J.         F         F            Management
      Pritzker
1h.   Election of Director: William K. Reilly F         F            Management
1i    Election of Director: Bernt Reitan      F         F            Management
1j    Election of Director: Vagn O. Sorensen  F         F            Management
1k.   Election of Director: Donald Thompson   F         F            Management
1l.   Election of Director: Arne Alexander    F         F            Management
      Wilhelmsen
2.    Advisory approval of the Company's      F         F            Management
      compensation of its named executive
      officers.
3.    Ratification of the appointment of      F         F            Management
      PricewaterhouseCoopers LLP as the
      Company's independent registered
      public accounting firm for 2018.


--------------------------------------------------------------------------------

SYNCHRONY FINANCIAL

Ticker:       SYF            Security ID:  87165B103
Meeting Date: MAY 17, 2018   Meeting Type: Annual
Record Date:  MAR 22, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Margaret M. Keane F         F            Management
1b.   Election of Director: Paget L. Alves    F         F            Management
1c.   Election of Director: Arthur W.         F         F            Management
      Coviello, Jr.
1d.   Election of Director: William W.        F         F            Management
      Graylin
1e.   Election of Director: Roy A. Guthrie    F         F            Management
1f.   Election of Director: Richard C.        F         F            Management
      Hartnack
1g.   Election of Director: Jeffrey G. Naylor F         F            Management
1h.   Election of Director: Laurel J. Richie  F         F            Management
1i.   Election of Director: Olympia J. Snowe  F         F            Management
2.    Advisory Vote to Approve Named          F         F            Management
      Executive Officer Compensation
3.    Ratification of Selection of KPMG LLP   F         F            Management
      as Independent Registered Public
      Accounting Firm of the Company for 2018


--------------------------------------------------------------------------------

TEXAS INSTRUMENTS INCORPORATED

Ticker:       TXN            Security ID:  882508104
Meeting Date: APR 26, 2018   Meeting Type: Annual
Record Date:  FEB 26, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: R. W. Babb, Jr.   F         F            Management
1b.   Election of Director: M. A. Blinn       F         F            Management
1c.   Election of Director: T. M. Bluedorn    F         F            Management
1d.   Election of Director: D. A. Carp        F         F            Management
1e.   Election of Director: J. F. Clark       F         F            Management
1f.   Election of Director: C. S. Cox         F         F            Management
1g.   Election of Director: B. T. Crutcher    F         F            Management
1h.   Election of Director: J. M. Hobby       F         F            Management
1i.   Election of Director: R. Kirk           F         F            Management
1j.   Election of Director: P. H. Patsley     F         F            Management
1k.   Election of Director: R. E. Sanchez     F         F            Management
1l.   Election of Director: R. K. Templeton   F         F            Management
2.    Board proposal regarding advisory       F         F            Management
      approval of the Company's executive
      compensation.
3.    Board proposal to approve the Texas     F         F            Management
      Instruments 2018 Director Compensation
      Plan.
4.    Board proposal to ratify the            F         F            Management
      appointment of Ernst & Young LLP as
      the Company's independent registered
      public accounting firm for 2018.


--------------------------------------------------------------------------------

THE GOLDMAN SACHS GROUP, INC.

Ticker:       GS             Security ID:  38141G104
Meeting Date: MAY 02, 2018   Meeting Type: Annual
Record Date:  MAR 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Lloyd C.          F         F            Management
      Blankfein
1b.   Election of Director: M. Michele Burns  F         F            Management
1c.   Election of Director: Mark A. Flaherty  F         F            Management
1d.   Election of Director: William W. George F         F            Management
1e.   Election of Director: James A. Johnson  F         F            Management
1f.   Election of Director: Ellen J. Kullman  F         F            Management
1g.   Election of Director: Lakshmi N. Mittal F         F            Management
1h.   Election of Director: Adebayo O.        F         F            Management
      Ogunlesi
1i.   Election of Director: Peter Oppenheimer F         F            Management
1j.   Election of Director: David A. Viniar   F         F            Management
1k.   Election of Director: Mark O. Winkelman F         F            Management
2.    Advisory Vote to Approve Executive      F         F            Management
      Compensation (Say on Pay)
3.    Approval of The Goldman Sachs Amended   F         F            Management
      and Restated Stock Incentive Plan
      (2018)
4.    Ratification of PricewaterhouseCoopers  F         F            Management
      LLP as our Independent Registered
      Public Accounting Firm for 2018
5.    Shareholder Proposal Requesting Report  N         N            Shareholder
      on Lobbying
6.    Shareholder Proposal Regarding          N         N            Shareholder
      Amendments to Stockholder Proxy Access


--------------------------------------------------------------------------------

UNITED PARCEL SERVICE, INC.

Ticker:       UPS            Security ID:  911312106
Meeting Date: MAY 10, 2018   Meeting Type: Annual
Record Date:  MAR 12, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a)   Election of Director: David P. Abney    F         F            Management
1b)   Election of Director: Rodney C. Adkins  F         F            Management
1c)   Election of Director: Michael J. Burns  F         F            Management
1d)   Election of Director: William R.        F         F            Management
      Johnson
1e)   Election of Director: Candace Kendle    F         F            Management
1f)   Election of Director: Ann M. Livermore  F         F            Management
1g)   Election of Director: Rudy H.P. Markham F         F            Management
1h)   Election of Director: Franck J. Moison  F         F            Management
1i)   Election of Director: Clark T. Randt,   F         F            Management
      Jr.
1j)   Election of Director: Christiana Smith  F         F            Management
      Shi
1k)   Election of Director: John T. Stankey   F         F            Management
1l)   Election of Director: Carol B. Tome     F         F            Management
1m)   Election of Director: Kevin M. Warsh    F         F            Management
2.    To approve the 2018 Omnibus Incentive   F         F            Management
      Compensation Plan.
3.    To ratify the appointment of Deloitte   F         F            Management
      & Touche LLP as UPS's independent
      registered public accounting firm for
      the year ending December 31, 2018.
4.    To prepare an annual report on          N         N            Shareholder
      lobbying activities.
5.    To reduce the voting power of class A   N         N            Shareholder
      stock from 10 votes per share to one
      vote per share.
6.    To integrate sustainability metrics     N         N            Shareholder
      into executive compensation.


--------------------------------------------------------------------------------

UNITED RENTALS, INC.

Ticker:       URI            Security ID:  911363109
Meeting Date: MAY 09, 2018   Meeting Type: Annual
Record Date:  MAR 12, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Jose B. Alvarez   F         F            Management
1b.   Election of Director: Jenne K. Britell  F         F            Management
1c.   Election of Director: Marc A. Bruno     F         F            Management
1d.   Election of Director: Bobby J. Griffin  F         F            Management
1e.   Election of Director: Terri L. Kelly    F         F            Management
1f.   Election of Director: Michael J.        F         F            Management
      Kneeland
1g.   Election of Director: Gracia C. Martore F         F            Management
1h.   Election of Director: Jason D.          F         F            Management
      Papastavrou
1i.   Election of Director: Filippo Passerini F         F            Management
1j.   Election of Director: Donald C. Roof    F         F            Management
1k.   Election of Director:  Shiv Singh       F         F            Management
2.    Ratification of Appointment of Public   F         F            Management
      Accounting Firm
3.    Advisory Approval of Executive          F         F            Management
      Compensation
4.    Stockholder Proposal on Shareholder     N         N            Shareholder
      Right to Act by Written Consent


--------------------------------------------------------------------------------

VERIZON COMMUNICATIONS INC.

Ticker:       VZ             Security ID:  92343V104
Meeting Date: MAY 03, 2018   Meeting Type: Annual
Record Date:  MAR 05, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Shellye L.        F         F            Management
      Archambeau
1b.   Election of Director: Mark T. Bertolini F         F            Management
1c.   Election of Director: Richard L.        F         F            Management
      Carrion
1d.   Election of Director: Melanie L. Healey F         F            Management
1e.   Election of Director: M. Frances Keeth  F         F            Management
1f.   Election of Director: Lowell C. McAdam  F         F            Management
1g.   Election of Director: Clarence Otis,    F         F            Management
      Jr.
1h.   Election of Director: Rodney E. Slater  F         F            Management
1i.   Election of Director: Kathryn A. Tesija F         F            Management
1j.   Election of Director: Gregory D. Wasson F         F            Management
1k.   Election of Director: Gregory G. Weaver F         F            Management
2.    Ratification of Appointment of          F         F            Management
      Independent Registered Public
      Accounting Firm
3.    Advisory Vote to Approve Executive      F         F            Management
      Compensation
4.    Special Shareowner Meetings             N         N            Shareholder
5.    Lobbying Activities Report              N         N            Shareholder
6.    Independent Chair                       N         N            Shareholder
7.    Report on Cyber Security and Data       N         N            Shareholder
      Privacy
8.    Executive Compensation Clawback Policy  N         N            Shareholder
9.    Nonqualified Savings Plan Earnings      N         N            Shareholder


--------------------------------------------------------------------------------

WALMART INC.

Ticker:       WMT            Security ID:  931142103
Meeting Date: MAY 30, 2018   Meeting Type: Annual
Record Date:  APR 06, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a.   Election of Director: Stephen J.        F         F            Management
      Easterbrook
1b.   Election of Director: Timothy P. Flynn  F         F            Management
1c.   Election of Director: Sarah J. Friar    F         F            Management
1d.   Election of Director: Carla A. Harris   F         F            Management
1e.   Election of Director: Thomas W. Horton  F         F            Management
1f.   Election of Director: Marissa A. Mayer  F         F            Management
1g.   Election of Director: C. Douglas        F         F            Management
      McMillon
1h.   Election of Director: Gregory B. Penner F         F            Management
1i.   Election of Director: Steven S          F         F            Management
      Reinemund
1j.   Election of Director: S. Robson Walton  F         F            Management
1k.   Election of Director: Steuart L. Walton F         F            Management
2.    Advisory Vote to Approve Named          F         F            Management
      Executive Officer Compensation
3.    Ratification of Ernst & Young LLP as    F         F            Management
      Independent Accountants
4.    Request to Adopt an Independent Chair   N         N            Shareholder
      Policy
5.    Request for Report on Racial or Ethnic  N         N            Shareholder
      Pay Gaps

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Advent/Claymore Enhanced Growth & Income Fund
---------------------------------------------

By:      /s/ Tracy V. Maitland
         -------------------------------------
Name:    Tracy V. Maitland
         -------------------------------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 7, 2018
         -------------------------------------